UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                                -----------------
Check here if Amendment [   ]; Amendment Number:
                                                -----------------
     This Amendment (Check only one.):      [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 220
             BALTIMORE, MARYLAND  21208

Form 13F File Number:  28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:


   /S/ MARK D. LERNER                 BALTIMORE, MARYLAND         8/14/02
--------------------------       ----------------------------    ----------
       [Signature]                       [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------
Form 13F Information Table Entry Total:    35
                                           ------------
Form 13F Information Table Value Total:    $190,615
                                           ------------
                                            (thousands)

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Securities Exchange Act of 1934.

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE



   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7              COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    --------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED      NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------      ----
AOL Time Warner Inc.    Common     00184A105    1,103      75,000   SH             SOLE                   SOLE

Barr Laboratories       Common     068306109    1,766      27,800   SH             SOLE                   SOLE

Bristol Meyers Squibb   Common     110122108   19,403     755,000   SH             SOLE                   SOLE

Brooks-Pri
 Automation Inc.        Common     11442E102      583      22,800   SH             SOLE                   SOLE

Cadence Design          Common     127387108    8,074     500,892   SH             SOLE                   SOLE

Caremark RX, Inc.       Common     141705103   74,978   4,544,100   SH             SOLE                   SOLE

Chevron Texaco Corp     Common     166764100    2,241      25,322   SH             SOLE                   SOLE

Ciena Corporation       Common     171779101      250      60,200   SH             SOLE                   SOLE

Collateral Therapeutics Common     193921103      295      25,000   SH             SOLE                   SOLE

Conoco, Inc.            Common     208251504      417      15,000   SH             SOLE                   SOLE

Dynacare Inc.           Common     267920205    3,323     151,100   SH             SOLE                   SOLE

Devon Energy
Corporation             Common     25179M103      424       8,600   SH             SOLE                   SOLE

Dime Bancorp
Litigation Warrants     Common     25429Q110      161   1,615,000   SH             SOLE                   SOLE

Encana Corporation      Common     292505104    1,513      49,453   SH             SOLE                   SOLE

Fairmont Hotel &
Resort Inc.             Common     305204109      466      18,075   SH             SOLE                   SOLE


                           FORM 13F INFORMATION TABLE


   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7              COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    --------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED      NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------      ----

GlobalSantaFe Corp      Common     G3930E101      670      24,500   SH             SOLE                   SOLE

HNC Software            Common     40425P107      668      40,000   SH             SOLE                   SOLE

Immunex Corp            Common     452528102   28,381   1,270,400   SH             SOLE                   SOLE

Intel                   Common     458140100    3,654     200,000   SH     CALL    SOLE                                         NONE

Ivex Packaging Corp     Common     465855104    2,370     104,100   SH             SOLE                   SOLE

Kroll Inc.              Common     501049100    1,504      71,700   SH             SOLE                   SOLE

Meadwestvaco Corp       Common     583334107    1,406      41,891   SH             SOLE                   SOLE

Medimmune, Inc.         Common     584699102      976      36,973   SH             SOLE                   SOLE

Millennium
Pharmaceuticals         Common     599902103      554      45,567   SH             SOLE                   SOLE

Mohawk Industries Inc.  Common     608190104      603       9,800   SH             SOLE                   SOLE

Nasdaq 100 Trust        Common     631100104    1,173      45,000   SH             SOLE                   SOLE

Nextwave Telecom        Common     65332M103    1,674     881,100   SH             SOLE                   SOLE

Pepsico, Inc.           Common     713448108    5,077     105,340   SH             SOLE                   SOLE

Phillips Petroleum      Common     718507106    4,974      84,480   SH             SOLE                   SOLE

Sanmina-Sci Corp.       Common     800907107      303      47,960   SH             SOLE                   SOLE




                           FORM 13F INFORMATION TABLE


   COLUMN 1            COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7              COLUMN 8
   --------            --------     --------   --------   ---------------------   --------    --------    --------------------------
                                                VALUE     SHRS OR   SH/    PUT/  INVESTMENT    OTHER           VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN    CALL  DISCRETION   MANAGERS    SOLE      SHARED      NONE
--------------      --------------    -----    --------   -------   ---    ----  ----------   --------    ----      ------      ----
Synopsys Inc.           Common     871607107    6,144     112,100   SH             SOLE                   SOLE

Valero Energy
Corporation             Common     91913Y100    1,949      52,090   SH             SOLE                   SOLE

Tyco International      Common     902124106    9,106     673,984   SH             SOLE                   SOLE

Viant Corporation       Common     92553N107      245     201,000   SH             SOLE                   SOLE

Wellpoint Health        Common     94973H108    4,187      53,812   SH             SOLE                   SOLE

